Basis of Presentation and Significant Accounting Policies (Details) - Schedule of supplemental disclosure of noncash financing activities - USD ($)	3 Months Ended	6 Months Ended
	Mar. 31, 2021	Jun. 30, 2021
As Previously Reported [Member]
Supplemental Disclosure of Noncash Financing Activities:
Change in value of Class A common stock subject to possible redemption	$ 1,989,870	$ (1,052,700)
Adjustments [Member]
Supplemental Disclosure of Noncash Financing Activities:
Change in value of Class A common stock subject to possible redemption	(1,989,870)	1,052,700
As Restated [Member]
Supplemental Disclosure of Noncash Financing Activities:
Change in value of Class A common stock subject to possible redemption